Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

	James M. Loree		Donald Allan, Jr.				Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income (GAAP) in millions	CFROI
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$13,625,418	$(10,577,275)	$8,093,256	$(3,215,054)	$2,787,366	$(1,031,574)	$48	$127	$1,062.5	(4.2)%
2021	$13,159,209	$11,587,123	n/a	n/a	$3,655,494	$3,504,244	$118	$127	$1,689.2	5.8%
2020	$16,349,446	$24,617,703	n/a	n/a	$4,054,082	$6,887,666	$110	$107	$1,233.8	16.0%

Company Selected Measure Name	[1]	CFROI
Named Executive Officers, Footnote [Text Block]		Footnote to columns (b) and (d) of the Pay Versus Performance Table. Compensation for our PEO reflects the amounts reported in the “Summary Compensation Table” for Donald Allan, Jr., our President and CEO, and James M. Loree, our former CEO, for 2022, and for James M. Loree for 2021 and 2020. Average compensation for non-PEO NEOs is based on the compensation of the following NEOs: (i) in 2022, Corbin B. Walburger, Janet M. Link, Robert H. Raff and John H. Wyatt, (ii) in 2021, Donald Allan, Jr. (who served as our President and CFO at such time), Janet M. Link, Jaime A. Ramirez, and John H. Wyatt, and (iii) in 2020, Donald Allan, Jr., Jeffrey D. Ansell, Jaime A. Ramirez and Graham N. Robinson.
Peer Group Issuers, Footnote [Text Block]		Footnote to columns (f) and (g) of the Pay Versus Performance Table. TSR is cumulative for the measurement periods beginning on December 31, 2019, and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The S&P 500 Capital Goods Index peer group for purposes of this table reflects the Company’s industry sector and is the same as our peer group disclosed in the Stock Performance Graph in Item 5 of Part II of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2022. Following the Company’s recent portfolio transition in 2022, the Company elected to replace the S&P 500 Industrials Index with the S&P 500 Capital Goods in its Stock Performance Graph comparing the yearly percentage change in the Company’s cumulative total shareholder return for the last five years ending as of December 31, 2022. The Company believes that the S&P 500 Capital Goods Index is a more appropriate comparison because it represents a more focused group of 45 companies across major industrial manufacturing categories that carry similar operational characteristics to the Company.
Adjustment To PEO Compensation, Footnote [Text Block]

Compensation Actually Paid Table

The adjustments to determine the compensation actually paid to the PEO for each applicable year include the addition (or subtraction, as applicable) as set forth in the chart below:

Year	Summary Compensation Table (“SCT”) Total for PEO	Deduction of Change in Pension Value	Deduction of Equity Amounts Reported in SCT	Pension Service Cost Adjustments(1)	Fair Value for Unvested Awards Granted in the Covered Year	Fair Value for Vested Awards Granted in the Covered Year	Dividends Paid on Unvested Equity (to the extent not already reflected in fair value or other component of total comp)	Change in Fair Value of Outstanding Unvested Awards from Prior Years	Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	Compensation Actually Paid to PEOs
	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)
2022 (Allan)	$8,093,256	$—	$(6,749,876)	$—	$2,617,625	$—	$—	$(5,407,081)	$(1,768,978)	$(3,215,054)
2022 (Loree)	$13,625,418	$—	$(5,100,094)	$197,155	$—	$90,470	$—	$—	$(19,390,224)	$(10,577,275)
2021	$13,159,209	$—	$(9,052,370)	$494,146	$10,226,149	$—	$—	$(3,239,465)	$(546)	$11,587,123
2020	$16,349,446	$(3,779,245)	$(10,955,996)	$376,378	$17,174,490	$—	$—	$5,123,141	$329,489	$24,617,703
(1)	There were no prior service costs for the pension plan (no plan amendments).

Non-PEO NEO Average Total Compensation Amount		$ 2,787,366	$ 3,655,494	$ 4,054,082
Non-PEO NEO Average Compensation Actually Paid Amount		$ (1,031,574)	3,504,244	6,887,666
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

The adjustments to determine the average compensation actually paid to the Non-PEO NEOs for each applicable year include the addition (or subtraction, as applicable) as set forth in the chart below:

Year	Average SCT Total for non- PEO NEOs ($)	Deduction of Change in Pension Value	Deduction of Equity Amounts Reported in SCT	Pension Service Cost Adjustments(1)	Fair Value for Unvested Awards Granted in the Covered Year(2)	Dividends Paid on Unvested Equity (to the extent not already reflected in fair value or other component of total comp)	Change in Fair Value of Outstanding Unvested Awards from Prior Years	Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	Average Compensation Actually Paid to Non-PEO NEOs
	($)	($)	($)	($)	($)	($)	($)	($)	($)
2022	$2,787,366	—	$(1,938,723)	—	$1,233,176	—	$(1,981,775)	$(1,131,618)	$(1,031,574)
2021	$3,655,494	—	$(2,142,701)	—	$2,349,584	—	$(388,820)	$30,687	$3,504,244
2020	$4,054,082	$(11,658)	$(3,158,844)	—	$4,930,403	—	$903,163	$170,520	$6,887,666
(1)	There were no ongoing pension service costs nor any prior service costs for Non-PEO NEOs.
(2)	There were no awards granted and vested in the covered year for Non-PEO NEOs.

Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date, or the fair values of awards forfeited in the covered year, which are valued as of the end of the prior fiscal year. The fair value or change in fair value of RSUs is measured using the average of the high and low price of a share of Company common stock on the applicable measurement date. The fair value or change in fair value of stock options is determined using the Black-Scholes option pricing model. Refer to Note J of the Company’s Annual Reports on Form 10-K for the years ended December 31, 2022, January 1, 2022 and January 2, 2021 for disclosure of the assumptions utilized to value equity awards on the date of grant, as reported in the Summary Compensation Table. Refer to the compensation actually paid assumption footnotes beginning on page 79 for a description of the assumptions utilized that differed from those disclosed in Note J of the Company’s Annual Reports on Form 10-K for the years ended December 31, 2022, January 1, 2022 and January 2, 2021.

The aggregate change in actuarial present value of accumulated benefit under pension plans reflects the amount reported for the applicable year in the Summary Compensation Table. Service costs is calculated as the actuarial present value of benefits under all pension plans attributable to services rendered during the applicable fiscal year. There are no pension prior service costs.

Equity Valuation Assumption Difference, Footnote [Text Block]

Stock Options	2022(7)	2021	2020	2019
Stock price(1) at year-end	$75.02	$187.62	$178.09	$165.67
Stock price(1) range at vesting dates	$74.59 - $116.21	$179.14 - $186.78	$151.67 - $180.12	n/a
Expected volatility(2)	37.0% - 40.0%	34.0% - 35.0%	35.0% - 36.0%	25.0%
Dividend yield(3)	2.8% - 4.3%	1.7% - 1.8%	1.6% - 1.9%	1.7%
Risk-free interest rate(4)	2.9% - 4.3%	0.4% - 1.3%	0.1% - 0.4%	1.6% - 1.7%
Expected life(5)	2.0 - 6.4 years	1.2 - 5.4 years	0.8 - 5.2 years	1.5 - 5.0 years
Fair value(6) range per outstanding option at year end	$7.14 - $20.22	$48.48 - $61.66	$36.37 - $57.87	$26.72 - $49.28
Fair value(6) range per option at vesting dates	$7.85 - $19.99	$34.40 - $54.42	$36.10 - $60.59	n/a
(1)	Stock price is equal to the average of the intraday high and low prices on the measurement date.
(2)	Expected volatility is based on the average of 5.25-year historical volatility and market implied volatility as of the measurement date.
(3)	Dividend yield is computed as the annualized dividend rate at the measurement date divided by the stock price.
(4)	Risk-free interest rate is based on U.S. Treasury securities with maturities equal to the expected life of the option.
(5)	Expected life calculated as 5.25-year grant date expected life minus elapsed time to measurement date and adjusted for how much the options are in or out of the money.
(6)	Calculated using the Black-Scholes pricing model.
(7)	For 2022, fair values and stock prices at vesting include vesting dates for terminating executives.
Restricted Share Units	2022(3)	2021	2020	2019
Stock price(1) at year end	$75.02	$187.62	$178.09	$165.67
Stock price(1) range at vesting dates	$74.58 - $141.21	$174.51 - $198.95	$178.25 - $182.17	n/a
Fair value(2) range per outstanding RSU at year end	$75.02 - $83.96	$187.62 - $196.08	$178.09 - $188.57	$165.67 - $173.36
Fair value(2) range per RSU at vesting dates	$77.77 - $147.07	$182.12 - $209.67	$182.63 - $189.77	n/a

(1)        Stock price is equal to the average of the intraday high and low prices on the measurement date.

(2)        Includes the value of accrued dividends.

(3)        For 2022, fair values and stock prices at vesting include vesting dates for terminating executives.

Management Incentive Compensation Plan	2022(3)	2021	2020	2019
Stock price(1) at year end	$75.02	$187.62	$178.09	$165.67
Stock price(1) range at vesting dates	$105.16 - $145.09	$191.73	$105.57	n/a
Dividend yield(2)	4.3%	1.7%	1.6%	1.7%
Fair value range per outstanding MICP at year end	$74.35	$185.38 - $186.96	$174.7 - $176.1	$162.36
Fair value range per MICP at vesting dates	$105.16 - $145.09	$191.73	$105.57	n/a
(1)	Stock price is equal to the average of the intraday high and low prices on the measurement date.
(2)	Dividend yield is computed as the annualized dividend rate at the measurement date divided by the stock price.
(3)	For 2022, fair values and stock prices at vesting include vesting dates for terminating executives.
Long-Term Performance Awards - TSR	2022(7)	2021	2020	2019
Stock price(1) at year end	$75.02	$187.62	$178.09	$165.67
Stock price(1) range at vesting dates	$105.16 - $165.91	$170.63	$163.44	n/a
Expected volatility(2)	46.2%	42.9%	43.8%	26.3%
Expected volatility(2) for peers	28.9% - 48.8%	26.4% - 48.1%	25.7% - 99.9%	16.1% - 75.7%
Dividend yield(3)	4.3%	1.7%	1.6%	1.7%
Risk-free interest rate(4)	4.4% - 4.7%	0.4% - 0.7%	0.1%	1.6%
Fair value(5) per outstanding LTIP - TSR at year end - current year award	$11.50	$183.10	$197.07	$210.08
Fair value(5) per outstanding LTIP - TSR at year end - prior year award	$1.12	$108.13	$189.26	$144.29
Fair value(6) per outstanding LTIP - TSR at year end - maturing award	$0.00	$0.00	$113.27	$195.48
Fair value(6) range per LTIP - TSR at vesting dates	$0.00 - $82.76	$108.52	$192.85	n/a
(1)	Stock price is equal to the average of the intraday high and low prices on the measurement date.
(2)	Expected volatility is based on 3-year historical volatility as of the measurement date.
(3)	Dividend yield is computed as the annualized dividend rate at the measurement date divided by the stock price.
(4)	Risk-free interest rate is based on U.S. Treasury securities with maturities equal to the remaining performance period.
(5)	Calculated using Monte Carlo simulation.
(6)	Based on stock price and vesting outcome.
(7)	For 2022, fair values and stock prices at vesting include vesting dates for terminating executives.
Long-Term Performance Awards - EPS and CFROI	2022(4)	2021	2020	2019
Stock price(1) at year end	$75.02	$187.62	$178.09	$165.67
Stock price(1) range at vesting dates	$105.16 - $165.91	$170.63	$163.44	n/a
Dividend yield(2)	4.3%	1.7%	1.6%	1.7%
Expected performance factor at year end - current year award	0.0%	125.9%	185.2%	103.2%
Expected performance factor at year end - prior year award	27.0%	151.7%	152.1%	36.5%
Final performance factor at year end - maturing award	85.0%	127.5%	63.2%	106.1%
Fair value range(3) per outstanding LTIP - EPS/CFROI at year end	$0.00 - $19.33	$227.84 - $279.23	$112.55 - $318.90	$59.32 - $175.78
Fair value(3) range per LTIP - EPS/CFROI at vesting dates	$0.00 - $211.54	$107.84	$173.40	n/a
(1)	Stock price is equal to the average of the intraday high and low prices on the measurement date.
(2)	Dividend yield is computed as the annualized dividend rate at the measurement date divided by the stock price.
(3)	Based on stock price and expected or actual vesting outcome.
(4)	For 2022, fair values and stock prices at vesting include vesting dates for terminating executives.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Cumulative TSR

As demonstrated by the following graph, the compensation actually paid to the Company’s PEOs and the average amount of compensation actually paid to the Company’s non-PEO NEOs are generally aligned with the Company’s cumulative TSR over the three years presented in the pay versus performance table above. In 2022, we had two PEOs, Mr. Allan and Mr. Loree, as shown in the table above, and the graph below shows the sum of the compensation actually paid to both PEOs for 2022. A significant portion of the compensation actually paid to our NEOs is comprised of equity awards whose value is directly tied to the value of the Company’s common stock, demonstrating alignment between compensation actually paid and the Company’s cumulative TSR as further described in our Compensation Discussion and Analysis.

Compensation Actually Paid (in millions) vs Company TSR

(a)	In 2022, reflects the total compensation actually paid to both PEOs in 2022 of which $(3.22 million) relates to Mr. Allan and $(10.58 million) relates to Mr. Loree.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Income

The chart below describes the relationship between net income and the compensation actually paid to the PEOs and the average amount of compensation paid to non-PEO NEOs. As demonstrated by the following table, the amount of compensation actually paid to our CEO and the average compensation paid to our Non-PEO NEOs is generally aligned to our net income over the three years presented in the table. Net income is inclusive of discontinued operations and in the year 2022 there was a gain on sale of the security segment amounting to $884.9 million. While the Company does not use net income as a performance measure in the overall executive compensation program, the measure of net income is somewhat correlated with the Adjusted EPS measure, which the Company uses as a metric in its annual incentive plan as well as long-term incentive program. However, the Adjusted EPS measure utilized in the incentive programs excludes acquisition-related and other charges, and excludes the gain on sale of business reported in discontinued operations in 2022.

Compensation Actually Paid vs Net Income (in millions)

(a)	In 2022, reflects the total compensation actually paid to both PEOs in 2022 of which $(3.22) relates to Mr. Allan and $(10.58) relates to Mr. Loree.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid and CFROI

The chart below describes the relationship between the Company-selected performance measure of CFROI and compensation actually paid to the PEOs and the average amount of compensation paid to non-PEO NEOs. The Company uses multiple financial metrics in its MICP and LTIP PSUs but has selected CFROI as the financial performance measure that represents the most important performance measure (otherwise not required to be disclosed in the table above) used by the Company to link compensation actually paid to the NEOs for 2022 to Company performance. The Company uses CFROI as a metric in its LTIP PSU program, weighted at 40%, to incentivize performance that aligns with the Company’s 2022 annual operating plan and three-year strategic plan outlook.

Compensation Actually Paid (in millions) vs CFROI

(a)	In 2022, reflects the total compensation actually paid to both PEOs in 2022 of which $(3.22) relates to Mr. Allan and $(10.58) relates to Mr. Loree.

Total Shareholder Return Vs Peer Group [Text Block]

Cumulative TSR of the Company and Cumulative TSR of Company Peer Group

The following graph represents the Company’s cumulative TSR over the three-year period presented in the table above compared to the cumulative TSR of the Company’s peer group, the S&P 500 Capital Goods Index, over the same period. Each data point in the graph corresponds to the Pay Versus Performance table on page 75, reflecting the value of a fixed $100 investment for the one year period ending December 31, 2020, the two year period ending December 31, 2021, and the three year period ending December 31, 2022.

Company TSR vs. Peer Group TSR

Tabular List [Table Text Block]
Performance Measures
CFROI*
Adjusted EPS*
Adjusted Gross Margin Rate*
Free Cash Flow $*

Total Shareholder Return Amount		$ 48	118	110
Peer Group Total Shareholder Return Amount		127	127	107
Net Income (Loss)		$ 1,062,500,000	$ 1,689,200,000	$ 1,233,800,000
Company Selected Measure Amount		(4.2)	5.8	16.0
PEO Name		Donald Allan, Jr.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	[1]	Adjusted EPS
Non-GAAP Measure Description [Text Block]		Footnote to column (i) of the Pay Versus Performance Table. The cash flow return on investment (CFROI) metric is utilized in our Performance Share Units plan with a 40% weight, representing the highest weighted metric in our long-term incentive plan. The three additional items listed below represent an unranked list of the financial performance measures that we view as the “most important” measures, other than CFROI, for linking our NEO’s compensation to performance for 2022, as further described in our Compensation Discussion and Analysis within the sections titled “Annual Incentive Compensation” and “Long-Term Incentives.”
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	[1]	Adjusted Gross Margin Rate
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	[1]	Free Cash Flow
James M. Loree [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 13,625,418	$ 13,159,209	$ 16,349,446
PEO Actually Paid Compensation Amount		(10,577,275)	11,587,123	24,617,703
James M. Loree [Member] | PEO [Member] | Deduction of Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(3,779,245)
James M. Loree [Member] | PEO [Member] | Deduction of Equity Amounts [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,100,094)	(9,052,370)	(10,955,996)
James M. Loree [Member] | PEO [Member] | Pension Service Cost Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	197,155	494,146	376,378
James M. Loree [Member] | PEO [Member] | Fair Value for Unvested Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			10,226,149	17,174,490
James M. Loree [Member] | PEO [Member] | Fair Value for Vested Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		90,470
James M. Loree [Member] | PEO [Member] | Dividends Paid on Unvested Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
James M. Loree [Member] | PEO [Member] | Change in Fair Value of Outstanding Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,239,465)	5,123,141
James M. Loree [Member] | PEO [Member] | Change in Fair Value of Awards from Prior Years Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(19,390,224)	(546)	329,489
Donald Allan, Jr. [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		8,093,256
PEO Actually Paid Compensation Amount		(3,215,054)
Donald Allan, Jr. [Member] | PEO [Member] | Deduction of Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Donald Allan, Jr. [Member] | PEO [Member] | Deduction of Equity Amounts [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(6,749,876)
Donald Allan, Jr. [Member] | PEO [Member] | Pension Service Cost Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]
Donald Allan, Jr. [Member] | PEO [Member] | Fair Value for Unvested Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,617,625
Donald Allan, Jr. [Member] | PEO [Member] | Fair Value for Vested Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Donald Allan, Jr. [Member] | PEO [Member] | Dividends Paid on Unvested Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Donald Allan, Jr. [Member] | PEO [Member] | Change in Fair Value of Outstanding Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,407,081)
Donald Allan, Jr. [Member] | PEO [Member] | Change in Fair Value of Awards from Prior Years Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,768,978)
Non Peo [Member] | Deduction of Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(11,658)
Non Peo [Member] | Deduction of Equity Amounts [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,938,723)	(2,142,701)	(3,158,844)
Non Peo [Member] | Pension Service Cost Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]
Non Peo [Member] | Fair Value for Unvested Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	1,233,176	2,349,584	4,930,403
Non Peo [Member] | Dividends Paid on Unvested Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non Peo [Member] | Change in Fair Value of Outstanding Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,981,775)	(388,820)	903,163
Non Peo [Member] | Change in Fair Value of Awards from Prior Years Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (1,131,618)	$ 30,687	$ 170,520

[1]	See Appendix A for an explanation and/or reconciliation of GAAP to Non-GAAP measures used in this Proxy Statement.
[2]	There were no prior service costs for the pension plan (no plan amendments).
[3]	There were no ongoing pension service costs nor any prior service costs for Non-PEO NEOs.
[4]	There were no awards granted and vested in the covered year for Non-PEO NEOs.